UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31,2009

Date of reporting period: December 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/08 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2008

Shares		Value

COMMON STOCKS (98.8%)

	AEROSPACE/DEFENSE (3.8%)
44,000	AAR Corp. *	$810,040
27,000	Alliant Techsystems, Inc. *	2,315,520
102,000	BE Aerospace, Inc. *	784,380
79,200	Esterline Technologies Corp. *	3,000,888
24,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	912,072
70,000	HEICO Corp.	2,718,100
54,025	Moog, Inc. Class A *	1,975,694
177,000	Orbital Sciences Corp. *	3,456,810
24,800	Precision Castparts Corp.	1,475,104
80,700	Teledyne Technologies, Inc. *	3,595,185
		21,043,793

	APPAREL (1.0%)
136,000	Guess?, Inc.	2,087,600
66,000	Phillips-Van Heusen Corp.	1,328,580
97,000	Warnaco Group, Inc. (The) *	1,904,110
		5,320,290

	AUTO PARTS (0.8%)
31,000	Autoliv, Inc.	665,260
67,000	BorgWarner, Inc.	1,458,590
200,000	LKQ Corp. *	2,332,000
		4,455,850

	BANK (0.5%)
10,000	Bancolombia S.A. ADR	233,500
37,500	Bank of Hawaii Corp.	1,693,875
26,500	SVB Financial Group *	695,095
		2,622,470

	BANK - MIDWEST (0.2%)
15,040	Commerce Bancshares, Inc.	661,008
7,916	First Financial Bankshares, Inc.	437,042
4,250	IBERIABANK Corp.	204,000
		1,302,050

	BEVERAGE - ALCOHOLIC (0.2%)
64,025	Central European Distribution Corp. *	1,261,293

	BEVERAGE - SOFT DRINK (0.9%)
140,000	Hansen Natural Corp. *	4,694,200

	BIOTECHNOLOGY (1.2%)
31,000	Alnylam Pharmaceuticals, Inc. *	766,630
35,000	Gen-Probe, Inc. *	1,499,400
29,000	Savient Pharmaceuticals, Inc. *	167,910
39,200	Techne Corp.	2,529,184
28,400	United Therapeutics Corp. *	1,776,420
		6,739,544

	BUILDING MATERIALS (0.7%)
36,500	Ameron International Corp.	2,296,580
28,000	Dynamic Materials Corp.	540,680
16,200	Jacobs Engineering Group, Inc. *	779,220
10,700	NCI Building Systems, Inc. *	174,410
		3,790,890

Shares		Value

	CANADIAN ENERGY (0.1%)
35,000	Suncor Energy, Inc.	$682,500

	CHEMICAL - DIVERSIFIED (1.1%)
108,000	Albemarle Corp.	2,408,400
18,000	FMC Corp.	805,140
89,200	LSB Industries, Inc. *	742,144
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	1,463,400
77,500	Zoltek Companies, Inc. *	696,725
		6,115,809

	CHEMICAL - SPECIALTY (1.4%)
50,700	Airgas, Inc.	1,976,793
42,350	Ceradyne, Inc. *	860,129
12,400	Ecolab, Inc.	435,860
32,000	Lubrizol Corp. (The)	1,164,480
16,000	NewMarket Corp.	558,560
8,000	Praxair, Inc.	474,880
58,000	Sigma-Aldrich Corp.	2,449,920
		7,920,622

	COMPUTER & PERIPHERALS (1.0%)
51,000	Logitech International S.A. *	794,580
99,200	MICROS Systems, Inc. *	1,618,944
128,000	NCR Corp. *	1,809,920
71,600	Synaptics, Inc. *	1,185,696
		5,409,140

	COMPUTER SOFTWARE & SERVICES (3.9%)
70,200	Advent Software, Inc. *	1,401,894
111,726	ANSYS, Inc. *	3,116,045
103,600	Blackbaud, Inc.	1,398,600
55,200	Cognizant Technology Solutions Corp. Class A *	996,912
117,000	Concur Technologies, Inc. *	3,839,940
50,700	Equinix, Inc. *	2,696,733
340,000	Lawson Software, Inc. *	1,611,600
46,800	ManTech International Corp. Class A *	2,536,092
63,000	Omniture, Inc. *	670,320
26,000	Quality Systems, Inc.	1,134,120
90,000	Sybase, Inc. *	2,229,300
		21,631,556

	DIVERSIFIED COMPANIES (3.3%)
89,200	Acuity Brands, Inc.	3,113,972
87,700	AMETEK, Inc.	2,649,417
111,000	Barnes Group, Inc.	1,609,500
63,000	Brink's Co. (The)	1,693,440
12,000	Chemed Corp.	477,240
18,900	EnPro Industries, Inc. *	407,106
52,800	ESCO Technologies, Inc. *	2,162,160
10,600	GeoEye, Inc. *	203,838
43,500	Matthews International Corp. Class A	1,595,580
57,700	Taubman Centers, Inc.	1,469,042
43,600	Valmont Industries, Inc.	2,675,296
		18,056,591

	DRUG (4.0%)
118,000	Alexion Pharmaceuticals, Inc. *	4,270,420

Value Line Emerging Opportunities Fund, Inc.

December 31, 2008

Shares		Value

37,500	AMAG Pharmaceuticals, Inc. *	$1,344,375
99,000	Auxilium Pharmaceuticals, Inc. *	2,815,560
62,000	BioMarin Pharmaceutical, Inc. *	1,103,600
61,589	Celgene Corp. *	3,404,640
31,200	Covance, Inc. *	1,436,136
79,187	Immucor, Inc. *	2,104,790
128,200	PAREXEL International Corp. *	1,244,822
80,000	Perrigo Co.	2,584,800
59,000	Pharmaceutical Product Development, Inc.	1,711,590
		22,020,733

	E-COMMERCE (1.1%)
72,000	Ctrip.com International Ltd. ADR	1,713,600
180,000	Informatica Corp. *	2,471,400
60,000	Salesforce.com, Inc. *	1,920,600
		6,105,600

	EDUCATIONAL SERVICES (2.6%)
72,000	Blackboard, Inc. *	1,888,560
34,000	DeVry, Inc.	1,951,940
48,500	ITT Educational Services, Inc. *	4,606,530
28,000	New Oriental Education & Technology Group, Inc. ADR *	1,537,480
19,000	Strayer Education, Inc.	4,073,790
		14,058,300

	ELECTRICAL EQUIPMENT (2.0%)
13,000	Baldor Electric Co.	232,050
16,000	Belden CDT, Inc.	334,080
91,000	EnerSys *	1,001,000
104,000	FLIR Systems, Inc. *	3,190,720
71,700	General Cable Corp. *	1,268,373
64,200	Rofin-Sinar Technologies, Inc. *	1,321,236
47,000	Thomas & Betts Corp. *	1,128,940
111,600	Trimble Navigation Ltd. *	2,411,676

		10,888,075
	ELECTRICAL UTILITY - CENTRAL (0.6%)
77,000	ITC Holdings Corp.	3,363,360

	ELECTRICAL UTILITY - WEST (0.3%)
64,000	MDU Resources Group, Inc.	1,381,120

	ELECTRONICS (0.5%)
78,000	Amphenol Corp. Class A	1,870,440
108,950	Diodes, Inc. *	660,237
		2,530,677

	ENTERTAINMENT (0.1%)
29,100	Central European Media Enterprises Ltd. Class A *	632,052

	ENTERTAINMENT TECHNOLOGY (0.2%)
29,000	Dolby Laboratories, Inc. Class A *	950,040

	ENVIRONMENTAL (2.3%)
63,000	Calgon Carbon Corp. *	967,680
60,800	Clean Harbors, Inc. *	3,857,152

Shares		Value

29,000	Fuel Tech, Inc. *	$307,110
22,500	Republic Services, Inc.	557,775
73,600	Stericycle, Inc. *	3,833,088
108,000	Waste Connections, Inc. *	3,409,560
		12,932,365

	FINANCIAL SERVICES - DIVERSIFIED (2.3%)
23,400	Affiliated Managers Group, Inc. *	980,928
11,400	BlackRock, Inc.	1,529,310
11,000	Cash America International, Inc.	300,850
3,000	Credicorp Ltd.	149,880
24,000	Eaton Vance Corp.	504,240
79,000	EZCORP, Inc. Class A *	1,201,590
9,135	Fidelity National Information Services, Inc.	148,626
53,250	Financial Federal Corp.	1,239,128
32,800	First Cash Financial Services, Inc. *	625,168
24,000	Global Payments, Inc.	786,960
15,000	Greenhill & Co., Inc.	1,046,550
4,567	Lender Processing Services, Inc.	134,498
60,300	ProAssurance Corp. *	3,182,634
45,000	Wright Express Corp. *	567,000
		12,397,362

	FOOD PROCESSING (2.1%)
175,800	Flowers Foods, Inc.	4,282,488
109,000	McCormick & Company, Inc.	3,472,740
52,400	Ralcorp Holdings, Inc. *	3,060,160
147,333	Sadia S.A. ADR	721,932
		11,537,320

	FOOD WHOLESALERS (0.5%)
68,000	Green Mountain Coffee Roasters, Inc. *	2,631,600

	FOREIGN TELECOMMUNICATIONS (0.2%)
21,722	Brasil Telecom Participacoes S.A. ADR	839,121
26,998	Brasil Telecom S.A. ADR	483,804
		1,322,925

	GROCERY (0.6%)
112,000	Ruddick Corp.	3,096,800

	HEALTH CARE INFORMATION SYSTEMS (0.2%)
6,000	Cerner Corp. *	230,700
73,000	Omnicell, Inc. *	891,330
		1,122,030

	HOME APPLIANCES (0.3%)
50,700	Toro Co. (The)	1,673,100

	HOTEL/GAMING (1.0%)
55,000	Bally Technologies, Inc. *	1,321,650
48,000	Penn National Gaming, Inc. *	1,026,240
124,000	WMS Industries, Inc. *	3,335,600
		5,683,490

	HOUSEHOLD PRODUCTS (1.5%)
71,000	Church & Dwight Company, Inc.	3,984,520
24,000	Energizer Holdings, Inc. *	1,299,360

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

124,000	Tupperware Brands Corp.	$2,814,800
		8,098,680

	HUMAN RESOURCES (1.3%)
106,000	Hewitt Associates, Inc. Class A *	3,008,280
85,300	Watson Wyatt Worldwide, Inc. Class A	4,079,046
		7,087,326

	INDUSTRIAL SERVICES (5.1%)
38,100	Aaron Rents, Inc. Class B	1,014,222
63,000	Brink's Home Security Holdings, Inc. *	1,380,960
19,600	C.H. Robinson Worldwide, Inc.	1,078,588
141,900	Corrections Corp. of America *	2,321,484
102,000	EMCOR Group, Inc. *	2,287,860
83,000	FTI Consulting, Inc. *	3,708,440
134,900	Geo Group, Inc. (The) *	2,432,247
6,300	Huron Consulting Group, Inc. *	360,801
10,800	Michael Baker Corp. *	398,628
166,920	Quanta Services, Inc. *	3,305,016
111,600	Ritchie Bros. Auctioneers, Inc.	2,390,472
82,100	Stanley, Inc. *	2,973,662
114,865	URS Corp. *	4,683,046
		28,335,426

	INFORMATION SERVICES (1.9%)
47,000	Alliance Data Systems Corp. *	2,186,910
85,400	Arbitron, Inc.	1,134,112
41,000	Equifax, Inc.	1,087,320
52,050	FactSet Research Systems, Inc.	2,302,692
36,700	IHS, Inc. Class A *	1,373,314
27,000	Interactive Data Corp.	665,820
182,000	Nuance Communications, Inc. *	1,885,520
		10,635,688

	INSURANCE - LIFE (0.3%)
28,000	Delphi Financial Group, Inc. Class A	516,320
22,400	Reinsurance Group of America, Inc.	959,168
		1,475,488

	INSURANCE - PROPERTY & CASUALTY (2.4%)
63,500	American Financial Group, Inc.	1,452,880
54,300	Arch Capital Group Ltd. *	3,806,430
4,100	Markel Corp. *	1,225,900
27,000	Odyssey Re Holdings Corp.	1,398,870
63,200	RLI Corp.	3,865,312
10,000	Tower Group, Inc.	282,100
34,100	Zenith National Insurance Corp.	1,076,537
		13,108,029

	INTERNET (0.8%)
135,000	Atheros Communications *	1,931,850
201,000	CyberSource Corp. *	2,409,990
6,000	GigaMedia Ltd. *	33,780
		4,375,620

Shares		Value

	MACHINERY (8.4%)
27,000	Actuant Corp. Class A	$513,540
75,750	Applied Industrial Technologies, Inc.	1,433,190
60,000	Bucyrus International, Inc. Class A	1,111,200
17,100	Cascade Corp.	510,606
80,800	CIRCOR International, Inc.	2,222,000
7,000	Cogo Group, Inc. *	34,020
12,000	Columbus McKinnon Corp. *	163,800
88,400	Curtiss-Wright Corp.	2,951,676
62,800	Donaldson Company, Inc.	2,113,220
28,000	Flowserve Corp.	1,442,000
78,000	Foster Wheeler Ltd. *	1,823,640
96,400	Gardner Denver, Inc. *	2,249,976
44,850	Graco, Inc.	1,064,291
54,400	IDEX Corp.	1,313,760
69,500	Kaydon Corp.	2,387,325
4,600	L.B. Foster Co. Class A *	143,888
101,600	Lennox International, Inc.	3,280,664
44,400	Lincoln Electric Holdings, Inc.	2,261,292
55,100	Lindsay Corp.	1,751,629
130,000	Manitowoc Company, Inc. (The)	1,125,800
48,000	Middleby Corp. (The) *	1,308,960
45,900	MSC Industrial Direct Co., Inc. Class A	1,690,497
44,000	Nordson Corp.	1,420,760
58,000	Regal-Beloit Corp.	2,203,420
91,000	Robbins & Myers, Inc.	1,471,470
43,200	Roper Industries, Inc.	1,875,312
57,000	Snap-on, Inc.	2,244,660
63,600	Tennant Co.	979,440
85,000	Wabtec Corp.	3,378,750
		46,470,786

	MARITIME (0.5%)
92,400	Kirby Corp. *	2,528,064

	MEDICAL SERVICES (2.0%)
82,333	Amedisys, Inc. *	3,403,646
28,200	Gentiva Health Services, Inc. *	825,132
34,400	inVentiv Health, Inc. *	396,976
23,000	Kendle International, Inc. *	591,560
100,000	PSS World Medical, Inc. *	1,882,000
109,100	Psychiatric Solutions, Inc. *	3,038,435
76,000	Sun Healthcare Group, Inc. *	672,600
		10,810,349

	MEDICAL SUPPLIES (7.8%)
2,000	Abaxis, Inc. *	32,060
12,600	Bard (C.R.), Inc.	1,061,676
40,000	Bio-Rad Laboratories, Inc. Class A *	3,012,400
42,000	Charles River Laboratories International, Inc. *	1,100,400
67,000	DENTSPLY International, Inc.	1,892,080
64,000	Edwards Lifesciences Corp. *	3,516,800
68,500	Haemonetics Corp. *	3,870,250
34,000	Henry Schein, Inc. *	1,247,460
46,800	IDEXX Laboratories, Inc. *	1,688,544

Value Line Emerging Opportunities Fund, Inc.

December 31, 2008

Shares		Value

166,000	Illumina, Inc. *	$4,324,300
38,700	Integra LifeSciences Holdings *	1,376,559
18,400	Intuitive Surgical, Inc. *	2,336,616
87,000	Life Technologies Corp. *	2,027,970
46,000	Masimo Corp. *	1,372,180
120,800	Meridian Bioscience, Inc.	3,076,776
41,000	Natus Medical, Inc. *	530,950
94,900	NuVasive, Inc. *	3,288,285
95,000	Owens & Minor, Inc.	3,576,750
87,000	West Pharmaceutical Services, Inc.	3,285,990
29,100	Zoll Medical Corp. *	549,699
		43,167,745

	METALS & MINING DIVERSIFIED (0.3%)
11,000	Allegheny Technologies, Inc.	280,830
71,000	AMCOL International Corp.	1,487,450
		1,768,280

	METALS FABRICATING (0.2%)
13,000	Harsco Corp.	359,840
20,000	Kennametal, Inc.	443,800
12,300	Ladish Co., Inc. *	170,355
		973,995

	NATURAL GAS - DISTRIBUTION (1.9%)
37,200	AGL Resources, Inc.	1,166,220
47,000	ICON PLC ADR *	925,430
78,000	Northwest Natural Gas Co.	3,449,940
94,400	South Jersey Industries, Inc.	3,761,840
54,700	UGI Corp.	1,335,774
		10,639,204

	NATURAL GAS - DIVERSIFIED (0.8%)
26,000	Energen Corp.	762,580
95,800	Penn Virginia Corp.	2,488,884
34,720	XTO Energy, Inc.	1,224,574
		4,476,038

	OILFIELD SERVICES/EQUIPMENT (2.5%)
91,000	Arena Resources, Inc. *	2,556,190
16,000	Atwood Oceanics, Inc. *	244,480
103,000	AZZ, Inc. *	2,585,300
71,000	Bristow Group, Inc. *	1,902,090
20,000	Core Laboratories N.V.	1,197,200
40,000	Exterran Holdings, Inc. *	852,000
48,800	FMC Technologies, Inc. *	1,162,904
47,000	Oceaneering International, Inc. *	1,369,580
57,000	Superior Energy Services, Inc. *	908,010
111,000	Willbros Group, Inc. *	940,170
		13,717,924

	PACKAGING & CONTAINER (2.1%)
99,200	AptarGroup, Inc.	3,495,808
96,000	CLARCOR, Inc.	3,185,280
61,600	Greif, Inc. Class A	2,059,288

Shares		Value

56,200	Silgan Holdings, Inc.	$2,686,922
		11,427,298

	PAPER & FOREST PRODUCTS (0.5%)
20,000	Aracruz Celulose S.A. ADR	225,600
80,000	Koppers Holdings, Inc.	1,729,600
114,000	Votorantim Celulose e Papel S.A. ADR *	904,020
		2,859,220

	PETROLEUM - INTEGRATED (0.5%)
118,800	Denbury Resources, Inc. *	1,297,296
92,800	Frontier Oil Corp.	1,172,064
20,000	Holly Corp.	364,600
		2,833,960

	PETROLEUM - PRODUCING (0.8%)
33,050	Atlas America, Inc.	490,793
46,000	Forest Oil Corp. *	758,540
54,000	Quicksilver Resources, Inc. *	300,780
80,700	Range Resources Corp.	2,775,273
		4,325,386

	PHARMACY SERVICES (0.2%)
54,700	Catalyst Health Solutions, Inc. *	1,331,945

	POWER (0.3%)
83,000	Covanta Holding Corp. *	1,822,680

	PRECISION INSTRUMENT (1.7%)
36,700	Badger Meter, Inc.	1,065,034
20,400	Dionex Corp. *	914,940
6,000	Mettler-Toledo International, Inc. *	404,400
24,600	Thermo Fisher Scientific, Inc. *	838,122
39,000	Triumph Group, Inc.	1,655,940
57,400	Varian, Inc. *	1,923,474
104,600	Woodward Governor Co.	2,407,892
		9,209,802

	PUBLISHING (0.1%)
13,000	John Wiley & Sons, Inc. Class A	462,540

	R.E.I.T. (0.2%)
45,700	LaSalle Hotel Properties	504,985
12,500	ProLogis	173,625
12,000	PS Business Parks, Inc.	535,920
		1,214,530

	RAILROAD (0.8%)
90,700	Genesee & Wyoming, Inc. Class A *	2,766,350
98,000	Kansas City Southern *	1,866,900
		4,633,250

	RECREATION (0.7%)
130,000	Marvel Entertainment, Inc. *	3,997,500

	RESTAURANT (0.3%)
12,200	Chipotle Mexican Grill, Inc. Class A *	756,156

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

76,687	Sonic Corp. *	$933,281
		1,689,437

	RETAIL - AUTOMOTIVE (0.6%)
62,000	Copart, Inc. *	1,685,780
45,400	O'Reilly Automotive, Inc. *	1,395,596
		3,081,376

	RETAIL - SPECIAL LINES (2.8%)
133,000	Aeropostale, Inc. *	2,141,300
133,500	Buckle, Inc. (The)	2,912,970
36,000	Coach, Inc. *	747,720
44,800	Dick's Sporting Goods, Inc. *	632,128
40,000	Fossil, Inc. *	668,000
150,000	GameStop Corp. Class A *	3,249,000
113,000	Gymboree Corp. (The) *	2,948,170
9,962	Hibbett Sports, Inc. *	156,503
99,000	Interface, Inc. Class A	459,360
14,700	Men's Wearhouse, Inc. (The)	199,038
69,600	Urban Outfitters, Inc. *	1,042,608
		15,156,797

	RETAIL BUILDING SUPPLY (0.1%)
9,400	Fastenal Co.	327,590

	SECURITIES BROKERAGE (1.0%)
35,400	Investment Technology Group, Inc. *	804,288
33,000	Raymond James Financial, Inc.	565,290
91,000	Stifel Financial Corp. *	4,172,350
		5,541,928

	SHOE (1.2%)
46,700	Deckers Outdoor Corp. *	3,729,929
76,000	Iconix Brand Group, Inc. *	743,280
101,750	Wolverine World Wide, Inc.	2,140,820
		6,614,029

	STEEL - GENERAL (0.4%)
29,000	Ampco-Pittsburgh Corp.	629,300
48,800	Cliffs Natural Resources, Inc.	1,249,768
10,000	Haynes International, Inc. *	246,200
		2,125,268

	TELECOMMUNICATION SERVICES (1.1%)
93,000	Alaska Communications Systems Group, Inc.	872,340
60,417	American Tower Corp. Class A *	1,771,426
55,008	Crown Castle International Corp. *	967,041
69,000	Premiere Global Services, Inc. *	594,090
44,000	Syniverse Holdings, Inc. *	525,360
161,000	TW Telecom, Inc. *	1,363,670
		6,093,927

Shares		Value

	TELECOMMUNICATIONS EQUIPMENT (1.2%)
73,000	CommScope, Inc. *	$1,134,420
83,200	Comtech Telecommunications Corp. *	3,812,224
81,200	Nice Systems Ltd. ADR *	1,824,564
		6,771,208

	THRIFT (0.1%)
47,448	Hudson City Bancorp, Inc.	757,270

	TIRE & RUBBER (0.1%)
15,600	Carlisle Companies, Inc.	322,920

	TOILETRIES & COSMETICS (0.7%)
50,500	Chattem, Inc. *	3,612,265

	TRUCKING (1.5%)
5,000	AMERCO *	172,650
126,400	HUB Group, Inc. Class A *	3,353,392
124,000	Hunt (J.B.) Transport Services, Inc.	3,257,480
44,400	Landstar System, Inc.	1,706,292
		8,489,814

	WATER UTILITY (0.3%)
9,300	American States Water Co.	306,714
58,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,404,180
9,600	Sun Hydraulics Corp.	180,864
		1,891,758

	WIRELESS NETWORKING (0.8%)
42,700	Itron, Inc. *	2,721,698
110,000	SBA Communications Corp. Class A *	1,795,200
		4,516,898

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (98.8%) (Cost $639,367,607)	544,152,785

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)		6,360,453

NET ASSETS (100%)		$550,513,238

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($550,513,238 ÷ 26,483,081 shares outstanding)		$20.79

*	Non-income producing.
ADR	American Depositary Receipt.

Value Line Emerging Opportunities Fund, Inc.

December 31, 2008

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Depreciation
$639,367,607	$59,855,367	$(155,070,189)	$(95,214,822)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$544,152,785	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$544,152,785	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 12/31/08, there were no Level 2 or 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 10, 2009